SEGMENT INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Disclosure of operating segments [line items]
Total net sales	$ 2,750,816	$ 2,585,070
Earnings before income taxes	376,816	351,838
Amortization of intangible assets, excluding software	(20,786)	(18,106)
Corporate expenses	(377,323)	(336,433)
Restructuring and acquisition-related costs	(22,894)	(11,746)
Additions to property, plant and equipment and intangible assets (including additions from business acquisitions and transfers)	194,413	209,286
Depreciation of property, plant and equipment	136,556	119,308
Assets not yet utilized in operations
Disclosure of operating segments [line items]
Additions to property, plant and equipment and intangible assets (including additions from business acquisitions and transfers)	21,464	(24,131)
Printwear
Disclosure of operating segments [line items]
Total net sales	1,821,995	1,651,079
Branded Apparel
Disclosure of operating segments [line items]
Total net sales	928,821	933,991
Operating segments
Disclosure of operating segments [line items]
Earnings before income taxes	524,877	473,497
Operating segments | Printwear
Disclosure of operating segments [line items]
Earnings before income taxes	438,307	388,052
Additions to property, plant and equipment and intangible assets (including additions from business acquisitions and transfers)	147,737	148,205
Depreciation of property, plant and equipment	93,353	77,436
Operating segments | Branded Apparel
Disclosure of operating segments [line items]
Earnings before income taxes	86,570	85,445
Additions to property, plant and equipment and intangible assets (including additions from business acquisitions and transfers)	17,811	80,855
Depreciation of property, plant and equipment	35,674	38,924
Corporate expenses
Disclosure of operating segments [line items]
Additions to property, plant and equipment and intangible assets (including additions from business acquisitions and transfers)	7,401	4,357
Depreciation of property, plant and equipment	7,529	2,948
Reconciling items
Disclosure of operating segments [line items]
Amortization of intangible assets, excluding software	(20,786)	(18,106)
Corporate expenses	(80,195)	(72,121)
Restructuring and acquisition-related costs	(22,894)	(11,746)
Financial expenses, net	$ (24,186)	$ (19,686)